Victory Pioneer Strategic Income VCT Portfolio Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Bloomberg U.S. Universal Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.58%	0.06%	2.44%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	11.11%	2.25%	3.90%
Class II
Prospectus [Line Items]
Average Annual Return, Percent	10.85%	1.99%	3.64%